Financial instruments and risk management - Interest Rate Exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
4.565% Corporate Bond Maturing October 2029
Risk management
Notional amount	$ 650	€ 500		€ 500
Corporate Bond Maturing March 2034
Risk management
Notional amount	$ 650
Interest rate risk
Risk management
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%
Increase in annual net interest charge that would result from increased interest rate, per sensitivity analysis	$ 5		$ 5
Interest rate risk | Corporate Bond Maturing March 2034 | Fair value hedges
Risk management
Notional amount	$ 500
Interest rate risk | Interest Rate Swap Contract 2022
Risk management
Notional amount | €		€ 500
Interest rate risk | Interest Rate Swap Contract 2024
Risk management
IFRS Derivative, Term of Contract	1 year
Notional amount	$ 500